Expenses by Nature - Summary of Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Number of production support employees, including Executive Directors	402	389	362
Number of production employees	1,187	1,214	1,220
Workforce	1,589	1,603	1,582
Average workforce, including Executive Directors	1,571	1,593	1,512